CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 904	$ 650	$ 806
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment	786	719	462
Marketable securities	59	47	(47)
Unrealized actuarial (losses) gains	(157)	(6)	28
Taxes on the above items	(188)	(148)	(100)
Share of income from investments in associates and joint ventures	98	108	117
Other comprehensive income that will not be reclassified to profit or loss, net of tax	598	720	460
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(516)	64	(1,577)
Cash flow hedge	(104)	(33)	(71)
Net investment hedge	(12)	(113)	97
Taxes on the above items	63	6	3
Share of (losses) earnings from investments in associates and joint ventures	(91)	(54)	143
Other comprehensive income that will be reclassified to profit or loss, net of tax	(660)	(130)	(1,405)
Total other comprehensive (loss) income	(62)	590	(945)
Comprehensive income (loss)	842	1,240	(139)
Attributable to:
Limited partners	130	298	(13)
General partner	182	160	137
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	48	125	(6)
BIPC exchangeable shares	101	0	0
Exchange LP Units	1	1	4
Interest of others in operating subsidiaries	$ 380	$ 656	$ (261)